Risk Management	12 Months Ended
Dec. 31, 2021
Risk Management
Risk Management
4.    Risk Management

Getnet’s shareholders and management consider risk management an essential tool for strategic decision making, including for maximizing efficiency in the use of capital in Getnet‘s operations.

Getnet established its policies, systems and internal control to ensure a continual mitigation of possible risks and/or the realization of losses arising from exposure to credit, liquidity, market, and operational risks.

a)	Credit risk: Credit risk is the risk that a financial loss due to a counterparty failing to fulfill its obligations under a financial instrument or accounts receivable, leading to a financial loss for the Company. The Company is exposed to credit risk from its operating activities, mainly related to accounts receivable and also cash and cash equivalents and derivative financial instruments. c. In merchant acquisition transactions, the card issuers are required to pay Getnet the amounts arising on to the transactions carried out by the cardholders so that the payment of such amounts to the accredited merchants can be made; therefore, Getnet is exposed to the credit risk of the card issuers and the greatest exposure to credit risk is correlated to the transactions recorded in the Other customer receivables lines presented in note 5.1 c). For the management of loss risks arising from accounts receivable, Getnet applies a simplified approach in calculating expected credit losses (“ECLs”), therefore, the Company instead recognizes a loss allowance based on lifetime ECLs, provision matrix and days past due at each reporting date.
b)	Liquidity risk: The liquidity risk management policy aims at ensuring that the risks that affect the implementation of Getnet’s strategies and goals are continuously assessed. Getnet manages the liquidity risk by setting the necessary tools for its management in normal or crisis scenarios. The frequent monitoring aims at mitigating possible maturity mismatches by allowing corrective actions, if necessary. Getnet’s approach to liquidity management is to ensure that it always has enough funds to discharge its obligations on due date, under normal and stress conditions, in order to avoid unacceptable losses or losses resulting in undue exposure of Getnet’s reputation. The cash flow forecasting is performed by the treasury department which monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs while maintaining sufficient headroom on its undrawn committed borrowing facilities at all times in order to the Company does not breach covenants (where applicable). The liquidity risk management is performed to : (i) measuring liquidity risk, the Company has tools to control the cash flow forecasting to ensure that Getnet has sufficient cash to meet operational needs; (ii) daily monitoring the cash needs, segregated into liquidity buffer and free movement cash, ensuring that they are consistent with the policies and minimum amounts decided by the management; (iii) limits and liquidity risk alerts, monitored monthly by the management and by the controller where the available amounts and the projection of possible gaps over a 90-day horizon are measured; (iv) contingency plan test is conducted every six months, whereby previously approved credit agreements with other financial institutions are contracted for possible emergency cover.
c)	Interest rate risk: This risk arises from the possible losses of Getnet’s asset values due to fluctuations in sovereign interest rates. Getnet is exposed to interest rate risk due to short-term settlements of accounts receivable, mismatch between transaction settlements and the transfers from the credit card companies, and possible difficulty to raise funds. In addition to the financial risk generated by a possible decrease in the spreads due to a possible increase in borrowing costs. The Company manages the interest rate risk by maintaining a diversification of borrowing at fixed and variable rates.
d)	Exchange rate risk: Corresponds to the possibility of loss of value due to exchange rate fluctuations from transactions or recognized assets or liabilities denominated in a currency different from the Getnet’s functional currency. The exposure to foreign exchange rate risk by Getnet arises substantially from receivables from international card issuers, cash and cash and equivalents in foreign exchange Getnet has operating expenses that are settled in U.S. Dollars, mainly from purchasing equipment which are indexed to U.S. Dollars and resold in Brazilian reais and costs of hiring IT suppliers paid in U.S. Dollars. Due to the low volume of transactions subject to exchange rate fluctuation. At December 31, 2021 and 2020, Getnet is not materially exposed to the foreign exchange rate risk due the short-term and low amount outstanding at the end of each month.

e)	Capital management: The current Liquidity and Market Risk Management Policy, Getnet follows the BACEN Resolution Nº 4,557, issued on February 23, 2017, which provides for Risk Management and Capital Management Structure, making efficient use of capital as an indispensable component of the business decision-making process, and its management is a factor of competitive differentiation. With integrated risk management, this practice supports the Company's projected growth, besides increasing its profitability, and has the following drivers (i) efficient use of capital, through allocation in businesses considering risk versus return; (ii) optimization of capital allocated in business and products of greater profitability; (iii) integrated risk management ensuring the position of soundness in the market, by adopting the best management practices and risk mitigation.